UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Real Assets Fund

Investor Class (PRAFX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$48	0.93%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,696,327
Number of Portfolio Holdings	314

Portfolio Turnover Rate	23.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Gold	14.3%
Diversified Metals & Mining	9.0
Industrial Real Estate Investment Trusts	6.4
Integrated Oil & Gas	5.4
Steel	5.4
Oil & Gas Exploration & Production	5.3
Multi-Family Residential Real Estate Investment Trusts	4.1
Retail Real Estate Investment Trusts	4.1
Health Care Real Estate Investment Trusts	4.0
Other	42.0

Top Ten Holdings (as a % of Net Assets)

Equinix	2.7%
BHP Group	2.7
Welltower	2.4
Prologis	2.1
Freeport-McMoRan	1.9
American Tower	1.7
Agnico Eagle Mines	1.7
Rio Tinto	1.7
Franco-Nevada	1.7
Public Storage	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F176-053 8/25

Real Assets Fund

Investor Class (PRAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Real Assets Fund

I Class (PRIKX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,696,327
Number of Portfolio Holdings	314

Portfolio Turnover Rate	23.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Gold	14.3%
Diversified Metals & Mining	9.0
Industrial Real Estate Investment Trusts	6.4
Integrated Oil & Gas	5.4
Steel	5.4
Oil & Gas Exploration & Production	5.3
Multi-Family Residential Real Estate Investment Trusts	4.1
Retail Real Estate Investment Trusts	4.1
Health Care Real Estate Investment Trusts	4.0
Other	42.0

Top Ten Holdings (as a % of Net Assets)

Equinix	2.7%
BHP Group	2.7
Welltower	2.4
Prologis	2.1
Freeport-McMoRan	1.9
American Tower	1.7
Agnico Eagle Mines	1.7
Rio Tinto	1.7
Franco-Nevada	1.7
Public Storage	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F522-053 8/25

Real Assets Fund

I Class (PRIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Real Assets Fund

Z Class (TRZRX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,696,327
Number of Portfolio Holdings	314

Portfolio Turnover Rate	23.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Gold	14.3%
Diversified Metals & Mining	9.0
Industrial Real Estate Investment Trusts	6.4
Integrated Oil & Gas	5.4
Steel	5.4
Oil & Gas Exploration & Production	5.3
Multi-Family Residential Real Estate Investment Trusts	4.1
Retail Real Estate Investment Trusts	4.1
Health Care Real Estate Investment Trusts	4.0
Other	42.0

Top Ten Holdings (as a % of Net Assets)

Equinix	2.7%
BHP Group	2.7
Welltower	2.4
Prologis	2.1
Freeport-McMoRan	1.9
American Tower	1.7
Agnico Eagle Mines	1.7
Rio Tinto	1.7
Franco-Nevada	1.7
Public Storage	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1266-053 8/25

Real Assets Fund

Z Class (TRZRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund
PRIKX Real Assets Fund–
.
I Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 14.06 $ 14.22 $ 13.55 $ 15.30 $ 12.40 $ 11.75
Investment
activities
Net investment
income
(1)(2)
0.17 0.25 0.32 0.41 0.29 0.25
Net realized and
unrealized gain/
loss 1.12 (0.19) 0.57 (1.97) 2.89 0.57
Total from
investment
activities 1.29 0.06 0.89 (1.56) 3.18 0.82
Distributions
Net investment
income — (0.22) (0.22) (0.19) (0.28) (0.17)
NET ASSET
VALUE
End of period $ 15.35 $ 14.06 $ 14.22 $ 13.55 $ 15.30 $ 12.40

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
9.17% 0.33% 6.60% (10.26)% 25.72% 6.99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.93%
(4)
0.90% 0.95% 0.92% 0.84% 0.83%
Net expenses
after waivers/
payments by
Price Associates 0.93%
(4)
0.90% 0.95% 0.92% 0.84% 0.83%
Net investment
income 2.38%
(4)
1.72% 2.34% 2.91% 2.03% 2.34%
Portfolio turnover
rate 23.3% 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end of
period (in millions) $83 $81 $142 $145 $323 $335
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 13.86 $ 14.03 $ 13.39 $ 15.23 $ 12.34 $ 11.73
Investment
activities
Net investment
income
(1)(2)
0.19 0.29 0.34 0.38 0.31 0.23
Net realized and
unrealized gain/
loss 1.10 (0.19) 0.57 (1.91) 2.89 0.61
Total from
investment
activities 1.29 0.10 0.91 (1.53) 3.20 0.84
Distributions
Net investment
income — (0.27) (0.27) (0.31) (0.31) (0.23)
NET ASSET
VALUE
End of period $ 15.15 $ 13.86 $ 14.03 $ 13.39 $ 15.23 $ 12.34

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
9.31% 0.60% 6.87% (10.11)% 26.02% 7.18%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.69% 0.68% 0.67% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.69% 0.68% 0.67% 0.66%
Net investment
income 2.65%
(4)
2.00% 2.54% 2.76% 2.19% 2.15%
Portfolio turnover
rate 23.3% 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end
of period (in
thousands) $1,347,796 $1,250,513 $1,153,256 $822,109 $508,942 $367,792
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 13.97 $ 14.13 $ 13.47 $ 15.28 $ 12.38 $ 8.07
Investment
activities
Net investment
income
(2)(3)
0.24 0.39 0.44 0.50 0.41 0.21
Net realized and
unrealized gain/
loss 1.11 (0.19) 0.56 (1.93) 2.89 4.38
Total from
investment
activities 1.35 0.20 1.00 (1.43) 3.30 4.59
Distributions
Net investment
income — (0.36) (0.34) (0.38) (0.40) (0.28)
NET ASSET
VALUE
End of period $ 15.32 $ 13.97 $ 14.13 $ 13.47 $ 15.28 $ 12.38

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
9.66% 1.28% 7.54% (9.43)% 26.76% 56.91%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(5)
0.65% 0.66% 0.65% 0.65% 0.65%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 3.33%
(5)
2.67% 3.24% 3.57% 2.88% 2.38%
(5)
Portfolio turnover
rate 23.3% 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end of
period (in millions) $9,266 $8,590 $8,355 $5,657 $4,113 $2,914
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Real Assets Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
Sprott Physical Uranium Trust (CAD) (1) 443,500 8,305
Total Trusts & Funds 8,305
Total Closed-End Mutual Funds (Cost $9,885) 8,305
COMMON STOCKS  95.6%
COMMUNICATION SERVICES  0.2%
Integrated Telecommunication Services  0.2%
Cellnex Telecom (EUR)  558,485 21,746
Total Communication Services 21,746
CONSUMER DISCRETIONARY  0.5%
Homebuilding  0.4%
Open House Group (JPY)  547,700 24,768
Persimmon (GBP)  1,150,352 20,465
45,233
Hotels, Resorts, & Cruise Lines  0.1%
Hilton Worldwide Holdings  52,728 14,044
14,044
Total Consumer Discretionary 59,277
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $1,985 (1)(2)(3) 107,511 —
Total Consumer Staples —
ENERGY  18.3%
Coal & Consumable Fuels  1.1%
Cameco  819,796 60,854
NAC Kazatomprom, GDR  533,180 23,089
Uranium Energy (1) 4,261,074 28,975
Yellow Cake (GBP) (1)(4) 1,155,883 8,349
121,267
Integrated Oil & Gas  5.4%
BP (GBP)  5,345,586 26,633
Chevron  743,398 106,447
Exxon Mobil  1,205,488 129,952

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galp Energia (EUR)  1,895,771 34,704
Shell (GBP)  4,088,574 142,648
Suncor Energy (CAD)  1,384,082 51,847
TotalEnergies (EUR)  1,435,867 87,764
579,995
Oil & Gas Equipment & Services  1.8%
Baker Hughes  778,390 29,844
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,366
Expro Group Holdings (1) 1,461,148 12,551
Flowco Holdings, Class A  194,959 3,472
Kodiak Gas Services  417,876 14,321
Schlumberger  1,584,019 53,540
TechnipFMC  1,057,634 36,425
Tenaris, ADR  506,749 18,952
Weatherford International  386,456 19,443
189,914
Oil & Gas Exploration & Production  5.2%
Advantage Energy (CAD) (1) 175,316 1,523
Canadian Natural Resources (CAD)  2,031,426 63,848
ConocoPhillips  1,169,573 104,957
Diamondback Energy  251,554 34,564
EOG Resources  608,978 72,840
EQT  787,165 45,907
Expand Energy  325,461 38,059
Hess  231,576 32,083
Ovintiv  673,055 25,610
Permian Resources  1,647,189 22,435
Range Resources  637,503 25,927
Tourmaline Oil (CAD)  524,700 25,315
Viper Energy  536,119 20,442
Vista Energy, ADR (1) 269,300 12,875
Woodside Energy Group (AUD)  1,967,315 30,389
556,774
Oil & Gas Refining & Marketing  1.9%
HF Sinclair  527,900 21,686
Marathon Petroleum  417,269 69,313
Phillips 66  455,236 54,310
Valero Energy  424,293 57,033
202,342
Oil & Gas Storage & Transportation  2.9%
Enbridge  1,568,109 71,067

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kinder Morgan  674,106 19,819
ONEOK  579,952 47,341
South Bow (CAD) (4) 801,659 20,810
Targa Resources  308,637 53,728
Williams  1,525,350 95,807
308,572
Total Energy 1,958,864
INDUSTRIALS & BUSINESS SERVICES  1.0%
Agricultural & Farm Machinery  0.1%
Kubota (JPY) (4) 1,283,800 14,477
14,477
Construction & Engineering  0.2%
Kajima (JPY)  395,300 10,310
Shimizu (JPY)  621,800 6,945
17,255
Construction Machinery & Heavy Transportation
Equipment  0.2%
KION Group (EUR) (4) 426,452 23,821
23,821
Diversified Support Services  0.1%
SPIE (EUR)  243,498 13,692
13,692
Industrial Machinery & Supplies & Components  0.2%
Interpump Group (EUR)  405,744 16,884
16,884
Rail Transportation  0.2%
Kyushu Railway (JPY)  857,100 22,158
22,158
Total Industrials & Business Services 108,287
MATERIALS  38.3%
Aluminum  0.2%
Alcoa  399,462 11,788
Aluminium Bahrain (BHD)  3,598,687 9,387
21,175
Construction Materials  0.8%
Amrize (CHF) (1) 313,325 15,630
Heidelberg Materials (EUR)  148,436 34,956
Holcim (CHF)  313,325 23,267

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Knife River (1) 180,800 14,761
88,614
Copper  3.4%
Antofagasta (GBP)  682,216 16,962
Capstone Copper (CAD) (1) 5,040,761 30,946
ERO Copper (CAD) (1) 1,721,986 29,085
First Quantum Minerals (CAD) (1) 2,908,487 51,666
Freeport-McMoRan  4,675,486 202,682
Southern Copper  289,189 29,257
360,598
Diversified Chemicals  0.3%
BASF (EUR)  608,194 30,081
30,081
Diversified Metals & Mining  7.9%
Anglo American (GBP)  2,701,327 79,629
BHP Group (AUD)  11,861,683 285,364
Foran Mining (CAD) (1) 4,363,047 9,772
Glencore (GBP)  29,689,967 115,691
Grupo Mexico, Series B (MXN)  4,737,668 28,593
Ivanhoe Electric (1)(4) 2,398,469 21,754
Ivanhoe Electric, Warrants, 2/11/26 (1) 786,226 1,628
Ivanhoe Mines, Class A (CAD) (1)(4) 3,002,127 22,553
Meridian Mining U.K. Societas (CAD) (1) 4,104,710 2,381
NGEx Minerals (CAD) (1)(4) 1,863,810 21,762
Rio Tinto (AUD)  659,909 46,715
Rio Tinto (GBP)  2,303,818 134,092
Saudi Arabian Mining (SAR) (1) 1,064,213 15,198
Sovereign Metals (AUD) (1) 5,106,264 2,255
Teck Resources, Class B  1,446,130 58,395
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 2,815
848,597
Fertilizers & Agricultural Chemicals  0.2%
Corteva  324,600 24,192
24,192
Forest Products  0.4%
Louisiana-Pacific  175,394 15,082
West Fraser Timber (CAD)  328,177 24,066
39,148
Gold  14.3%
Agnico Eagle Mines (CAD)  1,300,076 154,892

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Agnico Eagle Mines  233,463 27,766
Alamos Gold, Class A (CAD)  2,686,634 71,459
Alamos Gold, Class A  794,686 21,107
Anglogold Ashanti (ZAR)  1,754,710 80,158
Artemis Gold (CAD) (1) 2,047,945 37,252
Ausgold (AUD) (1) 7,449,854 3,166
Barrick Mining (CAD)  1,377,203 28,672
Capricorn Metals (AUD) (1) 5,978,679 38,081
Coeur Mining (1) 1,032,560 9,148
Dundee Precious Metals (CAD)  294,751 4,736
Emerald Resources (AUD) (1) 10,847,230 28,309
Endeavour Mining (CAD)  648,588 19,999
Equinox Gold (CAD) (1) 668,883 3,861
Evolution Mining (AUD)  548,870 2,858
Franco-Nevada (CAD)  1,089,656 178,898
G Mining Ventures (CAD) (1)(4) 2,885,929 37,681
Genesis Minerals (AUD) (1) 2,773,874 7,975
Gold Fields (ZAR)  2,880,067 68,199
Greatland Resources (GBP) (1)(4) 404,517 1,832
Harmony Gold Mining (ZAR)  1,456,125 20,260
Kinross Gold (CAD)  1,577,987 24,659
Lundin Gold (CAD)  630,965 33,315
Newmont  2,485,908 144,829
Newmont, CDI (AUD)  374,942 21,867
Northern Star Resources (AUD)  3,349,436 41,373
OR Royalties (CAD)  2,224,991 57,187
Ora Banda Mining (AUD) (1) 12,471,433 6,390
Polyus (RUB) (1)(3) 630,610 —
Predictive Discovery (AUD) (1) 59,522,095 15,207
Robex Resources (CAD) (1)(4) 777,250 1,884
Robex Resources, CDI (AUD) (1) 870,185 2,062
Royal Gold  142,291 25,305
Skeena Resources (CAD) (1) 2,997,297 47,675
Snowline Gold (CAD) (1) 2,844,715 17,464
Torex Gold Resources (CAD) (1) 192,933 6,293
Turaco Gold (AUD) (1) 7,789,489 2,325
Wesdome Gold Mines (CAD) (1) 945,819 13,176
Wheaton Precious Metals (CAD)  1,834,848 165,005
Zijin Mining Group, Class H (HKD)  24,316,000 62,536
1,534,861
Industrial Gases  1.5%
Air Liquide (EUR)  275,157 56,738
Linde  199,548 93,624

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nippon Sanso Holdings (JPY)  339,600 12,851
163,213
Paper & Plastic Packaging Products & Materials  0.5%
International Paper  560,065 26,228
Packaging Corp. of America  128,735 24,260
50,488
Paper Products  0.3%
Stora Enso, Class R (EUR)  1,923,254 20,909
UPM-Kymmene (EUR)  605,543 16,536
37,445
Precious Metals & Minerals  1.7%
Alrosa (RUB) (3) 19,084,530 —
Impala Platinum Holdings (ZAR) (1) 6,196,255 55,675
Industrias Penoles (MXN) (1) 1,025,560 28,674
Northam Platinum Holdings (ZAR)  1,264,625 13,749
Sibanye Stillwater (ZAR) (1) 7,349,968 13,385
Valterra Platinum (GBP) (1) 304,681 13,383
Valterra Platinum (ZAR)  1,305,093 58,112
182,978
Specialty Chemicals  1.4%
Akzo Nobel (EUR)  263,945 18,519
DuPont de Nemours  350,300 24,027
PPG Industries  95,100 10,818
RPM International  174,532 19,171
Sherwin-Williams  133,866 45,964
Syensqo (EUR)  157,703 12,216
Symrise (EUR)  178,855 18,756
149,471
Steel  5.4%
ArcelorMittal (EUR)  832,365 26,431
Carpenter Technology  17,500 4,837
Champion Iron (AUD)  4,518,369 12,448
China Steel (TWD)  19,776,000 12,719
Fortescue (AUD)  1,842,038 18,517
Hoa Phat Group (VND) (1) 80,806,524 70,411
JSW Steel (INR)  1,405,369 16,739
Nippon Steel (JPY)  1,797,900 34,002
Nucor  463,709 60,069
POSCO Holdings (KRW)  150,866 29,064
Reliance  211,727 66,461
Steel Dynamics  801,218 102,564

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tata Steel (INR)  15,817,010 29,500
thyssenkrupp (EUR)  1,085,587 11,701
Vale (BRL)  6,995,106 67,851
Warrior Met Coal  382,495 17,530
580,844
Total Materials 4,111,705
REAL ESTATE  36.2%
Data Center Real Estate Investment Trusts  3.3%
Digital Core REIT Management  14,408,100 7,637
Digital Realty Trust, REIT  154,197 26,881
Equinix, REIT  364,884 290,254
Keppel DC REIT (SGD)  14,729,700 27,001
351,773
Diversified Real Estate Activites  1.2%
Kerry Properties (HKD)  6,234,500 16,137
Mitsubishi Estate (JPY)  3,078,800 57,719
Mitsui Fudosan (JPY)  2,213,400 21,428
Nomura Real Estate Holdings (JPY)  1,778,600 10,418
Sun Hung Kai Properties (HKD)  2,244,500 25,863
131,565
Diversified Real Estate Investment Trusts  0.6%
Broadstone Net Lease, REIT  120,609 1,936
CapitaLand Integrated Commercial Trust (SGD)  12,607,444 21,528
Essential Properties Realty Trust, REIT  149,972 4,785
Mirvac Group (AUD)  13,333,686 19,347
WP Carey, REIT  181,336 11,312
58,908
Health Care Real Estate Investment Trusts  4.0%
Aedifica (EUR)  184,391 14,388
Alexandria Real Estate Equities, REIT  179,467 13,035
Healthcare Realty Trust, REIT  259,783 4,120
Ventas, REIT  2,190,457 138,327
Welltower, REIT  1,677,983 257,956
427,826
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  1,453,259 16,960
Invincible Investment (JPY) (4) 34,799 14,985
Pebblebrook Hotel Trust, REIT  1,104,922 11,038
42,983

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  6.4%
EastGroup Properties, REIT  546,480 91,328
Goodman Group (AUD)  4,004,903 90,289
Lineage, REIT (4) 234,102 10,188
Nippon Prologis REIT (JPY)  24,207 13,382
Prologis, REIT  2,093,063 220,023
Rexford Industrial Realty, REIT  2,749,880 97,813
Segro (GBP)  5,589,206 52,321
Terreno Realty, REIT  1,313,304 73,637
Warehouses De Pauw (EUR)  1,457,023 35,693
684,674
Multi-Family Residential Real Estate Investment
Trusts  4.1%
Apartment Investment & Management, Class A, REIT  579,955 5,017
AvalonBay Communities, REIT  602,545 122,618
Camden Property Trust, REIT  226,891 25,568
Canadian Apartment Properties REIT (CAD) (4) 648,591 21,152
Equity Residential, REIT  1,654,253 111,645
Essex Property Trust, REIT  465,973 132,057
UNITE Group (GBP)  1,415,117 16,493
434,550
Office Real Estate Investment Trusts  1.2%
Douglas Emmett, REIT  2,179,218 32,775
Japan Prime Realty Investment (JPY) (4) 24,582 15,799
Japan Real Estate Investment (JPY)  20,264 16,589
Kilroy Realty, REIT  503,969 17,291
Vornado Realty Trust, REIT  1,109,403 42,424
124,878
Other Specialized Real Estate Investment Trusts  1.1%
EPR Properties, REIT  46,480 2,708
Gaming & Leisure Properties, REIT  1,330,607 62,113
VICI Properties, REIT  1,542,916 50,299
115,120
Real Estate Operating Companies  0.7%
Kojamo (EUR) (1) 2,761,935 35,880
LEG Immobilien (EUR)  196,727 17,511
Swire Properties (HKD)  8,130,000 20,322
73,713
Real Estate Services  0.4%
CBRE Group, Class A (1) 97,313 13,636

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Colliers International Group (4) 208,154 27,172
40,808
Retail Real Estate Investment Trusts  4.1%
Acadia Realty Trust, REIT  3,265,934 60,648
Agree Realty, REIT (4) 71,397 5,216
Federal Realty Investment Trust, REIT  128,967 12,251
Kimco Realty, REIT  771,431 16,216
Nexus Select Trust (INR)  7,607,838 12,404
NNN REIT, REIT  156,172 6,744
Realty Income, REIT  609,485 35,112
Regency Centers, REIT  1,811,485 129,032
Scentre Group (AUD)  9,240,721 21,704
Simon Property Group, REIT  870,959 140,015
439,342
Self-Storage Real Estate Investment Trusts  3.3%
Big Yellow Group (GBP)  1,676,711 23,309
CubeSmart, REIT  1,925,422 81,830
Public Storage, REIT  571,837 167,788
Shurgard Self Storage (EUR)  576,142 25,170
Smartstop Self Storage REIT  1,371,821 49,701
347,798
Single-Family Residential Real Estate Investment
Trusts  2.6%
American Homes 4 Rent, Class A, REIT  2,478,686 89,406
Equity LifeStyle Properties, REIT  1,107,046 68,272
Sun Communities, REIT  933,385 118,064
275,742
Telecom Tower Real Estate Investment Trusts  2.4%
American Tower, REIT  831,960 183,880
Crown Castle, REIT  484,910 49,815
SBA Communications, REIT  112,892 26,511
260,206
Timber Real Estate Investment Trusts  0.4%
Rayonier, REIT  985,023 21,848
Weyerhaeuser, REIT  660,814 16,976
38,824
Total Real Estate 3,848,710
UTILITIES  0.9%
Electric Utilities  0.8%
Constellation Energy  39,000 12,588

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NextEra Energy  430,153 29,861
NRG Energy  103,500 16,620
Southern  270,556 24,845
83,914
Multi-Utilities  0.1%
Ameren  122,385 11,754
11,754
Total Utilities 95,668
Total Miscellaneous Common Stocks  0.2% (6) 23,086
Total Common Stocks (Cost $8,517,437) 10,227,343
CONVERTIBLE PREFERRED STOCKS  1.7%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $727 (1)(2)(3) 39,365 —
Total Consumer Staples —
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,279
Total Industrials & Business Services 2,188
MATERIALS  1.6%
Copper  0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,737 (1)(2)(3) 64,540 6,861
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
40,382
Diversified Metals & Mining  1.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 56,617
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 39,492
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 12,020
Sortera Tech, Series C-1, Acquisition Date: 4/13/23 - 9/16/24,
Cost $4,214 (1)(2)(3) 305,757 4,214

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 5,516
117,859
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 6,470
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,123
8,593
Total Materials 166,834
UTILITIES  0.1%
Renewable Electricity  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 7,693
Total Utilities 7,693
Total Convertible Preferred Stocks (Cost $109,782) 176,715
EQUITY MUTUAL FUNDS  1.0%
Global X Copper Miners ETF  1,384,481 62,302
SPDR S&P Oil & Gas Exploration & Production ETF (4) 371,526 46,738
Total Equity Mutual Funds (Cost $97,783) 109,040
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 162
Total Energy 162
Total Preferred Stocks (Cost $142) 162
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  0.8%
T. Rowe Price Treasury Reserve Fund, 4.38% (7)(8) 90,180,198 90,180
90,180
U.S. Treasury Obligations  0.4%
U.S. Treasury Bills, 4.258%, 9/16/25 (4) 6,376,000 6,318
U.S. Treasury Bills, 4.265%, 10/2/25 (9) 24,000,000 23,737

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bills, 4.267%, 8/12/25  8,240,000 8,199
38,254
Total Short-Term Investments (Cost $128,437) 128,434
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.37% (7)(8) 91,621,959 91,622
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 91,622
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.37% (7)(8) 87,104,613 87,105
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 87,105
Total Securities Lending Collateral (Cost $178,727) 178,727
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
S&P 500 Index,
Put, 8/15/25 @
$5,250.00 (1) 536 332 , 585 469
JPMorgan Chase
S&P 500 Index,
Put, 8/15/25 @
$5,320.00 (1) 427 264 , 951 425

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index,
Put, 9/19/25 @
$5,325.00 (1) 938 582,024 2,523
Total Options Purchased (Cost $15,885) 3,417
Total Investments in Securities
101.3% of Net Assets
(Cost $9,058,078) $ 10,832,143
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $181,058 and represents 1.7% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CNH Offshore China Renminbi
CPI Consumer Price Index
ETF Exchange-Traded Fund

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 4.938% (SOFR +
0.60%) Monthly, 1/20/26 3,252 113 — 113
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 5.625%
(SOFR + 1.30%) Monthly, 1/21/26 3,220 138 — 138
Goldman Sachs, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
5.188% (SOFR + 0.85%) Monthly,
1/20/26 17,317 573 — 573
JPMorgan Chase, Receive Underlying
Reference: Global X Copper Miners ETF
Monthly, Pay Variable 4.450% (SOFR +
0.00%) Monthly, 1/20/26 13,368 35 — 35
Morgan Stanley, Pay Underlying
Reference: FTSE EPRA Nareit
Developed Index Monthly, Receive
Variable 4.370% (SOFR + 0.03%)
Monthly, 1/20/26 26,536 72 — 72
Morgan Stanley, Pay Underlying
Reference: FTSE NAREIT All Equity
REITs Index Monthly, Receive Variable
4.388% (SOFR + 0.05%) Monthly,
1/20/26 25,858 72 — 72
Morgan Stanley, Pay Underlying
Reference: ProShares S&P 500 Ex-
Technology ETF Monthly, Receive
Variable 4.688% (SOFR + 0.35%)
Monthly, 1/20/26 102,203 (2,199) — (2,199)
Morgan Stanley, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
4.988% (SOFR + 0.65%) Monthly,
1/20/26 32,605 1,081 — 1,081

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: S&P Oil & Gas Exploration
& Production Select Industry Monthly,
Pay Variable 4.988% (SOFR + 0.65%)
Monthly, 1/20/26 54,692 (2,820) — (2,820)
Total Bilateral Total Return Swaps — (2,935)
Total Bilateral Swaps — (2,935)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.311% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 18,882 339 — 339
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.325% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,421 299 — 299
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,961 300 — 300
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.330% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/55 18,341 268 — 268
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,206
Total Centrally Cleared Swaps 1,206
Net payments (receipts) of variation margin to date (1,286)
Variation margin receivable (payable) on centrally cleared swaps $ (80)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 7/14/25 TRY 2,964,178 USD 72,501 $ 1,049
BNP Paribas 7/15/25 AUD 41,135 USD 26,844 237
BNP Paribas 7/15/25 SEK 1,078,464 USD 112,709 1,400
Citibank 7/15/25 KRW 72,954,386 USD 53,785 257
Deutsche Bank 8/4/25 BRL 294,162 USD 52,777 896
Goldman Sachs 7/15/25 EUR 146,761 USD 167,796 5,263
Goldman Sachs 7/15/25 JPY 7,536,282 USD 52,148 279
HSBC Bank 7/15/25 CNH 417,470 USD 58,355 35
HSBC Bank 7/15/25 GBP 122,199 USD 164,873 2,876
HSBC Bank 7/15/25 KRW 72,663,151 USD 53,635 191
JPMorgan Chase 7/15/25 CNH 419,143 USD 58,595 29
Societe Generale 7/2/25 BRL 145,755 USD 25,574 1,240
Societe Generale 7/2/25 USD 26,709 BRL 145,755 (105)
State Street 7/15/25 JPY 23,548,622 USD 163,100 719
UBS Investment Bank 7/15/25 NOK 555,790 USD 55,081 65
Wells Fargo 7/2/25 BRL 145,755 USD 26,709 105
Wells Fargo 7/2/25 USD 26,310 BRL 145,755 (504)
Wells Fargo 7/15/25 USD 116,770 CNH 836,613 (244)
Wells Fargo 8/4/25 BRL 145,755 USD 26,111 484
Net unrealized gain (loss) on open forward
currency exchange contracts $ 14,272

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 118 MSCI Emerging Markets Index
contracts 9/25 (7,277) $ (161)
Long, 498 S&P 500 E-Mini Index Consumer
Staples Sector contracts 9/25 41,010 2
Short, 415 S&P 500 E-Mini Index contracts 9/25 (129,765) (4,128)
Long, 325 S&P 500 E-Mini Index Health Care
Sector contracts 9/25 44,593 (347)
Long, 274 S&P 500 E-Mini Industrial Select Sector
contracts 9/25 41,122 1,247
Long, 138 TOPIX Index contracts 9/25 27,364 526
Net payments (receipts) of variation margin to date 3,002
Variation margin receivable (payable) on open futures contracts $ 141

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 2,866
Totals $ —# $ — $ 2,866+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 98,506  ¤  ¤ $ 178,727
T. Rowe Price Treasury
Reserve Fund, 4.38% 189,703  ¤  ¤ 90,180
Total $ 268,907^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,866 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $268,907.

T. ROWE PRICE Real Assets Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,058,078) $ 10,832,143
Receivable for investment securities sold 45,110
Dividends receivable 20,631
Unrealized gain on forward currency exchange contracts 15,125
Foreign currency (cost $9,697) 9,989
Receivable for shares sold 6,312
Due from affiliates 4,864
Unrealized gain on bilateral swaps 2,084
Cash 678
Variation margin receivable on futures contracts 141
Other assets 5,446
Total assets 10,942,523
Liabilities
Obligation to return securities lending collateral 178,727
Payable for investment securities purchased 36,930
Payable for shares redeemed 18,853
Investment management fees payable 5,567
Unrealized loss on bilateral swaps 5,019
Unrealized loss on forward currency exchange contracts 853
Variation margin payable on centrally cleared swaps 80
Payable to directors 8
Other liabilities 159
Total liabilities 246,196
NET ASSETS $ 10,696,327

T. ROWE PRICE Real Assets Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,448,332
Paid-in capital applicable to 699,055,168 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 9,247,995
NET ASSETS $ 10,696,327
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $82,914; Shares outstanding: 5,402,501) $ 15.35
I Class
(Net assets: $1,347,796; Shares outstanding: 88,965,753) $ 15.15
Z Class
(Net assets: $9,265,617; Shares outstanding:
604,686,914) $ 15.32

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4,601) $ 169,882
.
  Interest 682
Securities lending 433
Total income 170,997
Expenses
Investment management 32,561
Shareholder servicing
Investor Class $ 107
I Class 112 219
Prospectus and shareholder reports
Investor Class 3
I Class 3
Z Class 4 10
Custody and accounting 471
Registration 62
Legal and audit 47
Directors 17
Miscellaneous 564
Waived / paid by Price Associates (29,181)
Total expenses 4,770
Net investment income 166,227

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 12,403
Futures (16,675)
Swaps (40,555)
Options written (2,814)
Forward currency exchange contracts 22,135
Foreign currency transactions 2,003
Net realized loss (23,503)
Change in net unrealized gain / loss
Securities 771,598
Futures (11,544)
Swaps 12,443
Forward currency exchange contracts 30,201
Other assets and liabilities denominated in foreign currencies 740
Change in net unrealized gain / loss 803,438
Net realized and unrealized gain / loss 779,935
INCREASE IN NET ASSETS FROM OPERATIONS $ 946,162

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 166,227 $ 267,130
Net realized gain (loss) (23,503) 91,119
Change in net unrealized gain / loss 803,438 (201,298)
Increase in net assets from operations 946,162 156,951
Distributions to shareholders
Net earnings
Investor Class – (1,229)
I Class – (23,411)
Z Class – (216,167)
Decrease in net assets from distributions – (240,807)
Capital share transactions
*
Shares sold
Investor Class 6,285 13,905
I Class 73,234 233,859
Z Class 294,169 1,350,112
Distributions reinvested
Investor Class – 1,202
I Class – 23,363
Z Class – 216,167
Shares redeemed
Investor Class (11,325) (75,462)
I Class (88,613) (145,083)
Z Class (445,033) (1,262,527)
Increase (decrease) in net assets from capital
share transactions (171,283) 355,536

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 774,879 271,680
Beginning of period 9,921,448 9,649,768
End of period $ 10,696,327 $ 9,921,448
*Share information (000s)
Shares sold
Investor Class 428 956
I Class 5,058 16,311
Z Class 20,058 95,455
Distributions reinvested
Investor Class – 81
I Class – 1,600
Z Class – 14,695
Shares redeemed
Investor Class (774) (5,273)
I Class (6,320) (9,872)
Z Class (30,216) (86,437)
Increase (decrease) in shares outstanding (11,766) 27,516

T. ROWE PRICE Real Assets Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Real Assets Fund,
Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund, Inc.
(Investor Class), the Real Assets Fund–I Class (I Class) and the Real Assets
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a

T. ROWE PRICE Real Assets Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Real Assets Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Real Assets Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 8,305 $ — $ 8,305
Common Stocks 5,846,151 4,377,011 4,181 10,227,343
Convertible Preferred Stocks — — 176,715 176,715
Equity Mutual Funds 109,040 — — 109,040
Preferred Stocks — — 162 162
Short-Term Investments 90,180 38,254 — 128,434
Securities Lending Collateral 178,727 — — 178,727
Options Purchased — 3,417 — 3,417
Total Securities 6,224,098 4,426,987 181,058 10,832,143
Swaps* — 3,290 — 3,290
Forward Currency Exchange
Contracts — 15,125 — 15,125
Futures Contracts* 1,775 — — 1,775
Total $ 6,225,873 $ 4,445,402 $ 181,058 $ 10,852,333
Liabilities
Swaps $ — $ 5,019 $ — $ 5,019
Forward Currency Exchange
Contracts — 853 — 853
Futures Contracts* 4,636 — — 4,636
Total $ 4,636 $ 5,872 $ — $ 10,508
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $4,095,000 for the six months ended June 30, 2025.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 3,137 $ 1,764 $ — $ (720) $ 4,181
Convertible Preferred Stocks 173,665 2,331 719 — 176,715
Preferred Stocks 162 — — — 162
Total $ 176,964 $ 4,095 $ 719 $ (720) $ 181,058

T. ROWE PRICE Real Assets Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 1,206
Foreign exchange derivatives Forwards 15,125
Equity derivatives Bilateral Swaps, Futures, Securities^ 7,276
^
,*
Total $ 23,607
^
,*
Liabilities
Foreign exchange derivatives Forwards $ 853
Equity derivatives Bilateral Swaps, Futures 9,655
Total $ 10,508
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (2,097) $ — $ — $ (2,097)
Foreign
exchange
derivatives 515 — — 22,135 — 22,650
Equity
derivatives (9,960) (2,814) (14,578) — (40,555) (67,907)
Total $ (9,445) $ (2,814) $ (16,675) $ 22,135 $ (40,555) $ (47,354)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,206 $ 1,206
Interest rate
derivatives — — (4,028) — — (4,028)
Foreign
exchange
derivatives (5,567) — — 30,201 — 24,634
Equity
derivatives (13,873) — (7,516) — 11,237 (10,152)
Total $ (19,440) $ — $ (11,544) $ 30,201 $ 12,443 $ 11,660
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Real Assets Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $2,422,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $5,780,000 cash and securities valued at
$7,301,000. As of June 30, 2025, securities valued at $13,124,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the

T. ROWE PRICE Real Assets Fund

potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 9% and 11% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and
6% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased

T. ROWE PRICE Real Assets Fund

are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 12% of net assets.
Swaps  The fund is subject to inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums

T. ROWE PRICE Real Assets Fund

paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and
7% of net assets.

T. ROWE PRICE Real Assets Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE Real Assets Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $171,931,000; the value of cash collateral and related investments was $178,727,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,361,775,000 and
$2,371,329,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$350,645,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,136,995,000. Net unrealized gain aggregated $1,705,195,000 at period-end, of which $2,111,608,000 related to appreciated investments and $406,413,000 related to depreciated investments.

T. ROWE PRICE Real Assets Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes,

T. ROWE PRICE Real Assets Fund

and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated in the table below. At June 30, 2025, there were no amounts subject to repayment by the fund and remain subject to repayment by the fund. Any repayment of

T. ROWE PRICE Real Assets Fund

expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $99,000 for T. Rowe Price Services, Inc.; and $1,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $— $— $(29,181)

T. ROWE PRICE Real Assets Fund

charged $82,000 for shareholder servicing costs related to the college savings plans, of which $33,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 42% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 40% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes

T. ROWE PRICE Real Assets Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Real Assets Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Australia Limited, T. Rowe Price Hong
Kong Limited, and T. Rowe Price International Ltd (collectively the Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory
Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Real Assets Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2024, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the 4th quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The
Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe).The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and fourth quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025